Note 7 - Premises and Equipment (Details) - Premises and Equipment (USD $)								12 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Furniture and Equipment [Member]	Dec. 31, 2011 Furniture and Equipment [Member]	Dec. 31, 2012 Furniture and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Furniture and Equipment [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life								40 years		10 years				3 years	15 years
Property, Plant and Equipment, Gross		$ 16,831,274	$ 15,816,822	$ 1,797,528	$ 1,797,528	$ 0	$ 18,427	$ 7,272,293	$ 7,300,110	$ 4,016,113	$ 3,291,727	$ 3,745,340	$ 3,409,030
Less: Accumulated depreciation		(6,200,979)	(5,377,518)
	$ 10,172,487	$ 10,630,295	$ 10,439,304